revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
revenue from contracts with customers
Customer accounts receivable	$ 1,986	$ 1,570
Accrued receivables - customer	241	180
Allowance for doubtful accounts	(119)	(46)
Total	2,108	1,704
Accrued receivables - other	247	258
Accounts receivable - current	$ 2,355	$ 1,962